Annual Fund Operating Expenses - Prospectus-Adviser Class - Payden Emerging Markets Bond Fund - Adviser Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.98%